Note 7 - Operating Activities (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of research and development expense [text block]
	Years Ended December 31,
	2024	2023	2022
	(USD in thousands)
Employee salary and benefit expenses, excluding share-based compensation	$4,832	$6,033	$7,396
Share-based compensation expenses	101	377	760
Depreciation	305	340	512
External expenses	5,219	5,166	8,388
Total research and development expenses	$10,457	$11,916	$17,056

Disclosure of general and administrative expense [text block]
	Years Ended December 31,
	2024	2023	2022
	(USD in thousands)
Employee salary and benefit expenses, excluding share-based compensation	$2,332	$3,030	$1,983
Share-based compensation expenses	256	102	182
Professional and other fees	4,729	6,947	5,899
Depreciation	302	275	144
Total general and administrative expenses	$7,619	$10,354	$8,208